Financial instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Pre-Tax Effect of Derivative Instruments

The pre-tax effect of derivative instruments in the consolidated statements of operations and accumulated other comprehensive income for the three months ended March 31, 2012 and 2011 is presented below.

	Cash flow hedges				Derivatives not designated as hedges
In millions	Foreign currency hedges		Natural gas hedges		Foreign currency derivatives
	2012	2011	2012	2011	2012	2011
Loss recognized in other comprehensive income (effective portion)	$(5)	$(4)	$(8)	$(1)	$0	$0

Gain (loss) reclassified to earnings from accumulated other comprehensive income (effective portion)	$1	$(1)	$(5)	$(3)	$0	$0
(Loss) gain recognized in earnings [1]	0	0	0	0	(6)	6

Total gain (loss) recognized in earnings[2]	$1	$(1)	$(5)	$(3)	$(6)	$6

[1]

Amounts represent the ineffective portion or items excluded from effectiveness testing for all derivatives in cash flow hedging relationships or represent realized and unrealized gains (losses) associated with those derivatives not designated as hedges.

[2]	Gains and losses recognized in earnings are mitigated by expected offsetting fluctuations in the matched exposures.

The pre-tax effect of derivative instruments in the consolidated statements of operations and accumulated other comprehensive income (loss) for the years ended December 31, 2011 and 2010 are presented below:

	Cash flow hedges				Fair value hedges		Derivatives not designated as hedges
	Foreign currency hedges		Natural gas hedges		Interest rate swaps		Foreign currency derivatives
In millions	2011	2010	2011	2010	2011	2010	2011	2010
Gain (loss) recognized in other comprehensive income (loss) (effective portion)	$0	$4	$(21)	$(13)	$0	$0	$0	$0

(Loss) gain reclassified to earnings from accumulated other comprehensive income (loss) (effective portion)	$(4)	$5	$(9)	$(13)	$0	$0	$0	$0
Gain (loss) recognized in earnings [1]	0	0	0	0	0	7	7	(17)

Total (loss) gain recognized in earnings[2]	$(4)	$5	$(9)	$(13)	$0	$7	$7	$(17)

[1]

Amounts represent the ineffective portion or items excluded from effectiveness testing for all derivatives in cash flow hedging relationships or represent realized and unrealized gains (losses) associated with fair value hedges or those derivatives not designated as hedges.

[2]	Gains and losses recognized in earnings are mitigated by expected offsetting fluctuations in the matched exposures.

Fair Values and Effect of Derivative Instruments

The fair values and the effect of derivative instruments on the consolidated balance sheets are presented below:

	Assets (Liabilities)
		Fair Value [1]
In millions	Classification	March 31, 2012	December 31, 2011
Derivatives designated as hedges:
Natural gas	Other long-term obligations	$(2)	$(3)
Natural gas	Accounts payable	(17)	(13)
Foreign currency	Accounts payable	(3)	2

		(22)	(14)
Derivatives not designated as hedges:
Foreign currency	Accounts payable	(1)	(5)

		(1)	(5)

Total derivatives		$(23)	$(19)

[1]	Fair values of derivative instruments are also disclosed in Note 3.

The fair values and the effect of derivative instruments on the consolidated balance sheets are presented below:

	Assets (Liabilities)
		Fair value [1]
In millions	Classification	December 31, 2011	December 31, 2010
Derivatives designated as hedges:
Natural gas	Accounts payable	$(13)	$(5)
Natural gas	Other long term obligations	(3)	0
Foreign currency	Accounts payable	2	0

		(14)	(5)
Derivatives not designated as hedges:
Foreign currency	Other current assets	0	1
Foreign currency	Accounts payable	(5)	(3)

		(5)	(2)

Total derivatives		$(19)	$(7)

[1]	Fair values of derivative instruments are also disclosed in Note A.

Schedule of Notional Amounts and Hedged Consumption of Natural Gas Derivatives	The notional values of these contracts in Million British Thermal Units (“MMBTU’s”) at March 31, 2012 and December 31, 2011 are presented below. In MMBTU’s

March 31, 2012	December 31, 2011
11	13

The notional values of these contracts for hedged consumption in Million British Thermal Units (“MMBTU’s”) at December 31, 2011 and 2010 are presented below.

In MMBTU’s

December 31, 2011	December 31, 2010
13	11

Unrealized gains and losses on contracts maturing in future months are recorded in accumulated other comprehensive income and are charged or credited to earnings for the ineffective portion of the hedge. Once a contract matures, the company has a realized gain or loss on the contract up to the quantities of natural gas in the contract for that particular period, which are charged or credited to earnings when the related hedged item affects earnings. The ineffective portion of these cash flow hedges, as well as realized hedge gains and losses, are recorded within cost of sales in the consolidated statements of operations. The estimated pre-tax loss to be recognized in earnings is $13 million during the next twelve months. As of December 31, 2011, the maximum remaining term of existing hedges was two years. For the years ended December 31, 2011 and 2010, no gains or losses were recognized in earnings due to the probability that forecasted transactions will not occur.

Foreign currency risk

The company uses foreign currency forward contracts to manage some of the foreign currency exchange risks associated with short-term foreign inter-company loans, foreign cash deposits, foreign currency purchases of its international operations, and foreign sales of its U.S. operations. These contracts are used to hedge the variability of exchange rates on the company’s cash flows and foreign cash deposits.

The foreign currency forward contracts related to certain inter-company loans and foreign cash deposits are short term in duration and are not designated as hedging instruments. Gains and losses related to these forward contracts are included in other income, net in the consolidated statements of operations. The notional amounts of these foreign currency forward contracts at December 31, 2011 and 2010 are presented below.

In millions	December 31, 2011	December 31, 2010
Notional amount of foreign currency forward contracts – not designated as hedges	$280	$362

Other foreign currency forward contracts, which are for terms of up to one year, are designated as cash flow hedges. These hedges are used to reduce the foreign currency exposure related to certain foreign and inter-company sales and purchases. For these hedges, realized hedge gains and losses are recorded in net sales and costs of sales in the consolidated statements of operations concurrent with the recognition of the hedged sales and purchases. The ineffective portion of these hedges is also recorded in net sales and cost of sales. The estimated pre-tax gain to be recognized in earnings during the next twelve months is $3 million. As of December 31, 2011, the maximum remaining term of existing hedges was 1 year. For the years ended December 31, 2011 and 2010, no amounts of gains or losses were recognized in earnings due to the probability that forecasted transactions will not occur. The notional amounts of these foreign currency forward contracts at December 31, 2011 and 2010 are presented below.

In millions	December 31, 2011	December 31, 2010
Notional amount of foreign currency forward contracts – designated as hedges	$79	$71

Derivatives designated as hedges
Schedule of Notional Amounts of Foreign Currency Forward Contracts

The notional amounts of these foreign currency forward contracts at March 31, 2012 and December 31, 2011 are presented below.

In millions	March 31, 2012	December 31, 2011
Notional amount of foreign currency forward contracts – designated as hedges	$105	$79

Derivatives not designated as hedges
Schedule of Notional Amounts of Foreign Currency Forward Contracts

The notional amounts of these foreign currency forward contracts at March 31, 2012 and December 31, 2011 are presented below.

In millions	March 31, 2012	December 31, 2011
Notional amount of foreign currency forward contracts – not designated as hedges	$258	$280